5. Bank Premises and Equipment (Details 2) (USD $)	Dec. 31, 2012
Bank Premises And Equipment Details 2
2013	$ 123,755
2014	126,255
2015	129,755
2016	129,755
2017	133,255
Subsequent to 2017	420,657
Total minimum lease payments	1,063,432
Less amount representing interest	(288,731)
Present value of net minimum lease payments	$ 774,701